Share-based Compensation	12 Months Ended
Dec. 31, 2023
Share based Compensation
Share based Compensation

22. Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Group were as follows:

	For the Year Ended December 31,
	2021	2022	2023
Research and development expenses	741,793	1,333,710	1,552,421
Selling, general and administrative expenses	332,850	674,610	779,637
Cost of sales	26,713	44,845	46,631
Total	1,101,356	2,053,165	2,378,689

(i)	2019 and 2020 Share Incentive Plan

In July 2019, the Group adopted the 2019 Share Incentive Plan (the “2019 Plan”), which allows the Company to grant options and RSUs of the Group to its employees, directors and consultants. As of December 31, 2023, the maximum number of Class A ordinary shares that may be issued under the 2019 Plan is 141,083,452.

The Group began to grant share options to employees from 2015. In conjunction with the Company’s Reorganization in July 2019, the Group transferred share options from Beijing CHJ to the Company according to the 2019 Plan. The share options of the Group under the 2019 Plan have a contractual term of ten years from the grant date.

In July 2020, the Group adopted the 2020 Share Incentive Plan (the “2020 Plan”), which allows the Company to grant options and RSUs of the Group to its employees, directors and consultants. As of December 31, 2023, the maximum number of Class A ordinary shares that may be issued under the 2020 Plan is 165,696,625. The Company commenced to grant options and RSUs from January 1, 2021 under the 2020 plan. The contractual term is ten years from the grant date and the options and RSUs granted only have service conditions. The options and RSUs are generally scheduled to be vested over five years, one-fifth of the awards shall be vested after one service year from the vesting commencement date.

22. Share-based Compensation (Continued)

(a)	The following table summarizes Company’s share option activity under the 2019 Plan and 2020 Plan for the years ended December 31, 2021, 2022 and 2023:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724
Granted	36,987,700	0.10
Exercised	(6,404,416)	0.10
Forfeited	(4,106,000)	0.10
Outstanding as of December 31, 2021	83,391,284	0.10	6.70	1,330,091
Granted	579,600	0.10
Exercised	(5,801,840)	0.10
Forfeited	(3,832,800)	0.10
Outstanding as of December 31, 2022	74,336,244	0.10	5.56	750,796
Granted	—	—
Exercised	(10,519,982)	0.10
Forfeited	(3,508,800)	0.10
Outstanding as of December 31, 2023	60,307,462	0.10	4.41	1,122,594

Vested and expected to vest as of December 31, 2022	71,370,113	0.10	5.46	720,838
Exercisable as of December 31, 2022	46,292,444	0.10	4.06	467,554
Vested and expected to vest as of December 31, 2023	58,836,673	0.10	4.34	1,095,245
Exercisable as of December 31, 2023	43,618,062	0.10	3.35	811,950

The aggregate intrinsic value in the table above is calculated as the difference between the closing stock price on the last trading day of the period and the exercise price of the underlying awards.

Total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 was US$97,252, US$84,635 and US$174,170 (RMB1,236,589), respectively. The total fair value of options vested during the years ended December 31, 2021, 2022 and 2023 was US$4,387, US$110,880, and US$95,174 (RMB675,725), respectively.

The weighted-average grant date fair value for options granted under the Company’s 2019 Plan and 2020 Plan for the years ended December 31, 2021 and 2022 was US$15.78 and US$16.05, respectively, computed using the binomial option pricing model. No share options were granted for the year ended December 31, 2023.

22. Share-based Compensation (Continued)

The fair value of each option granted under the Company’s 2019 Plan and 2020 Plan for the years ended December 31, 2021 and 2022 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2021	2022
Exercise price (US$)	0.10	0.10
Fair value of the ordinary shares on the grant date (US$)	14.42-17.35	16.05
Risk‑free interest rate	0.93%-1.48%	1.51%
Expected term (in years)	10.00	10.00
Expected dividend yield	0%	0%
Expected volatility	47%-48%	48%

The risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividend on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2023, there were US$59,539 (RMB422,719) of unrecognized compensation expenses related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 2.32 years and may be adjusted for future changes in forfeitures.

(b)	The following table summarizes Company’s RSU activity under the 2019 plan and 2020 Plan for the years ended December 31, 2021, 2022 and 2023:

		Weighted Average	Weighted Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Contractual Life
		US$	In Years
Unvested as of December 31, 2020	—	—	—
Granted	8,586	17.25
Unvested as of December 31, 2021	8,586	17.25	9.50
Granted	36,199,400	17.13
Vested	(127,062)	18.76
Forfeited	(5,087,800)	16.74
Unvested as of December 31, 2022	30,993,124	17.20	9.21
Granted	46,992,750	15.53
Vested	(12,646,762)	15.56
Forfeited	(3,584,600)	15.79
Unvested as of December 31, 2023	61,754,512	16.34	9.14

The total fair value of the restricted shares vested during the years ended December 31, 2021, 2022 and 2023 was nil, US$2,384 and US$196,799 (RMB1,397,252), respectively.

As of December 31, 2023, there was US$568,141 (RMB4,033,744) of unrecognized compensation expense related to RSUs granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 4.03 years and may be adjusted for future changes in forfeitures.

22. Share-based Compensation (Continued)

(ii)	2021 Share Incentive Plan

In March 2021, the Group adopted the 2021 Share Incentive Plan (the “2021 Plan”), which granted options to purchase 108,557,400 Class B ordinary shares to Mr. Li Xiang, the Company’s founder and chief executive officer. The exercise price of the options is US$14.63 per share, or US$29.26 per ADS. The date of expiration for this grant is March 8, 2031. The granted options are subject to performance-based vesting conditions. The granted options are divided into six equal tranches, or 18,092,900 each. The first tranche will become vested when the aggregate number of the Group’s vehicle deliveries in any 12 consecutive months exceeds 500,000. The second to sixth tranches will become vested when the aggregate number of vehicle deliveries in any 12 consecutive months exceeds 1,000,000, 1,500,000, 2,000,000, 2,500,000 and 3,000,000, respectively.

On May 5, 2021, the board of directors of the Company approved to replace the options to purchase 108,557,400 Class B ordinary shares of the Company under the Company’s 2021 Share Incentive Plan previously granted to Mr. Li Xiang on March 8, 2021 with the same amount of restricted Class B ordinary shares (the “Award Shares”) under the same plan, all of which will become legally vested upon grant on May 5, 2021. However, Mr. Li Xiang has also agreed, undertaken, and covenanted not to transfer or dispose of, directly or indirectly, any interest in the Class B ordinary shares acquired upon vesting of the Award Shares, which are still subject to certain restrictions, terms and performance conditions substantially similar to the vesting conditions of the options being replaced. In addition to the performance conditions, Mr. Li Xiang is required to pay US$14.63 per share, which is equal to the exercise price of the options being replaced, to have the relevant tranche of the Award Shares released from the restrictions. Mr. Li Xiang also has agreed, undertaken, and covenanted not to cast any vote or claim any dividend paid on any Award Shares before such number of Award Shares are released from the restrictions. Any Award Shares that are not released from the restrictions by March 8, 2031 are subject to compulsory repurchase by the Company at their par value.

In July 2021, all such 108,557,400 Award Shares were converted from Class B ordinary shares (10 votes per share) to Class A ordinary shares (1 vote per share) on one-to-one basis with effect immediately upon the Company’s listing on the Main Board of HKEX in August 2021. The modification is solely subjected to satisfy HKEX’s requirement from legal perspective. Pursuant to the grant of the Award shares, Mr. Li Xiang has undertaken and covenanted that unless and until, in respect of any tranche of Award Shares, (a) the relevant performance condition has been met and (b) the relevant exercise price (US$14.63) has been paid, Mr. Li Xiang will not offer, pledge, sell any relating award shares and claim dividend or voting rights in respect of the Award Shares.

As of December 31, 2023, there have been no shares granted in connection with the 2021 Plan since 2021 and the Group has not recognized any compensation expense since inception of the 2021 Plan, because the Group considers it is not probable, that the performance-based vesting conditions will be satisfied. Therefore, there were US$538,445 (RMB3,822,906) of unrecognized compensation expenses related to the restricted shares granted under 2021 Plan as of December 31, 2023.

The following table summarizes activities of the Company’s performance-based restricted shares under the 2021 Plan for the years ended December 31, 2021, 2022 and 2023:

		Weighted	Weighted Average
	Number of	Average Exercise	Remaining
	Shares	Price	Contractual Life
		US$	In Years
December 31, 2020	—	—	—
Granted	108,557,400	14.63	—
December 31, 2021	108,557,400	14.63	9.19
Granted	—	—	—
December 31, 2022	108,557,400	14.63	8.19
Granted	—	—	—
December 31, 2023	108,557,400	14.63	7.19

22. Share-based Compensation (Continued)

The weighted-average grant date fair value for restricted shares granted under the Company’s 2021 Plan for the year ended December 31, 2021 were US$4.96, computed using the binomial pricing model.

The fair value of the options (later replaced with restricted shares) granted under the Company’s 2021 Plan was estimated on the date of grant using the binomial pricing model with the assumptions (or ranges thereof) in the following table (no new grants during the comparative December 31, 2022 and 2023 period):

For the Year Ended December 31,
2021
Exercise price (US$)	14.63
Fair value of the ordinary shares on the date of restricted shares grant (US$)	10.67
Risk-free interest rate	1.59%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%